Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents	¥ 59,045	¥ 25,719